SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advantage Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Advantage Variable Annuity

Effective on or about October 22, 2018, the following Underlying Fund of the Anchor Series Trust (“AST”) has been renamed as indicated below.

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST

Effective on October 22, 2018, the following Target Underlying Funds have been reorganized and merged into the Acquiring Underlying Funds as indicated below.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Wellington Growth
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

The investment requirements for the following living benefits have been amended to reflect the changes as a result of the fund name changes and fund mergers described above.

SUNAMERICA INCOME PLUS or SUNAMERICA INCOME BUILDER living benefit

The following replaces the investment requirements if you elected optional SunAmerica Income Plus Income Option 1, 2 or 3 and SunAmerica Income Builder living benefit, you must allocate your assets in accordance with one of three ways:

20% Secure Value Account	80% SA VCP Dynamic Allocation or a DCA Fixed Account where the target allocation is the SA Dynamic Allocation
20% Secure Value Account

Up to 80% in one or more of the following Variable Portfolios, except as otherwise noted:

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA VCP Dynamic Allocation

SA Wellington Government and Quality Bond

SA Wellington Real Return

DCA FIXED ACCOUNTS*

6-Month DCA

1-Year DCA

2-Year DCA

If you elect the SunAmerica Income Plus Income Option with Custom Allocation, you must allocate your assets in accordance with one of three Check the Box Options or the Build-Your-Own Option:

Custom Allocation –

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Check the Box Option 1, 2 or 3 or the Build-Your-Own Option:

Check-the- Box Option 1	Invest in one of three available Allocations: Allocation 1, Allocation 2 or Allocation 3: or Invest in one of three available 50%-50% Combinations: Combination 1, Combination 2 or Combination 3
	50%-50% Combination	50% Allocation to:	50% Allocation to:
	1	Allocation 1*	SA Allocation Balanced
	2	Allocation 2*	SA Allocation Moderate
	3	Allocation 3*	SA Allocation Moderate Growth
*Please refer to Allocation listed at the end of this supplement.
Check-the- Box Option 2

 Invest in one or more of the following balanced Variable Portfolios:

 Franklin Income VIP Fund

 SA Allocation Balanced

 SA Allocation Moderate

 SA Allocation Moderate Growth

 SA American Funds Asset Allocation

 SA JPMorgan Diversified Balanced

 SA MFS Total Return

 SA PGI Asset Allocation

 SA VCP Dynamic Allocation

Check-the- Box Option 3	Invest in the SA DFA Ultra Short Bond

If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:

Custom Allocation – Build-Your-Own Option

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 90%

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

Fixed Accounts*

6-Month DCA

1-Year Fixed (if available)

B. Equity*	Minimum 0% Maximum 70%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity–Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA VCP Dynamic Allocation Portfolio

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 10%

SA American Funds VCP Managed Allocation

SA Columbia Technology

SA Fidelity Institutional AM® Real Estate

SA Franklin Small Company Value

SA Invesco Growth Opportunities

SA JPMorgan Emerging Markets

SA JPMorgan Mid-Cap Growth

MARKETLOCK FOR LIFE (contracts issued prior to 1/ 23/12)

Custom Allocation –

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Check the Box Option 1, 2 or 3 or the Flexible Allocation - Build-Your-Own Option 4:

Option 1	Invest in one of three available Allocations: Allocation 1, Allocation 2 or Allocation 3: or Invest in one of three available 50%-50% Combinations: Combination 1, Combination 2 or Combination 3
	50%-50% Combination	50% Allocation to:	50% Allocation to:
	1	Allocation 1*	SA Allocation Balanced
	2	Allocation 2*	SA Allocation Moderate
	3	Allocation 3*	SA Allocation Moderate Growth
*Please refer to Allocation listed at the end of this supplement.
Option 2	Invest in one or more of the following balanced Variable Portfolios: Franklin Income VIP Fund SA Allocation Balanced SA Allocation Moderate

SA Allocation Moderate Growth SA American Funds Asset Allocation SA JPMorgan Diversified Balanced SA MFS Total Return SA PGI Asset Allocation SA VCP Dynamic Allocation
Option 3	Invest in the SA DFA Ultra Short Bond

If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:

Flexible Allocation – Build-Your-Own Option 4

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 90%

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

Fixed Accounts*

6-Month DCA

1-Year DCA

2-Year DCA

1-Year Fixed (if available)

B. Equity*	Minimum 0% Maximum 70%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity–Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA VCP Dynamic Allocation Portfolio SA Wellington Capital Appreciation SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 10%

SA American Funds VCP Managed Allocation

SA Columbia Technology

SA Fidelity Institutional AM® Real Estate

SA Franklin Small Company Value

SA Invesco Growth Opportunities

SA JPMorgan Emerging Markets

SA JPMorgan Mid-Cap Growth

*You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

MARKETLOCK INCOME PLUS (contracts issued between May 1, 2008 and April 30, 2009) and

MARKETLOCK FOR LIFE PLUS +7 OPTION

Option 1

 Invest 100% in one of three available Allocations: Allocation 1, Allocation 2 or Allocation 3

 or

 Invest 100% in one of three available 50%-50% Combinations: Combination 1, Combination 2 or

 Combination 3

	50%-50% Combination	50% Allocation to:	50% Allocation to:
	1	Allocation 1*	SA Allocation Balanced
	2	Allocation 2*	SA Allocation Moderate
	3	Allocation 3*	SA Allocation Moderate Growth
*Please refer to Allocation listed at the end of this supplement.
Option 2

Invest 100% in one or a combination of the following balanced Variable Portfolios:

Franklin Income VIP Fund

Franklin Founding Funds Allocation VIP Fund

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA JPMorgan Diversified Balanced

SA MFS Total Return

SA PGI Asset Allocation

SA VCP Dynamic Allocation

Option 3	Invest 100% in the SA DFA Ultra Short Bond

MARKETLOCK INCOME PLUS (contracts issued on or after May 1, 2009),

MARKETLOCK FOR LIFE PLUS (contracts issued on or after May 1, 2009) and

MARKETLOCK FOR LIFE PLUS +6% Option (contracts issued prior to May 1, 2009)

The following replaces the investment requirement option 4 for if you elected the MarketLock Income Plus, MarketLock for Life Plus or MarketLock For Life Plus +6% Option living benefit with your contract:

Option 1

 Invest 100% in one of three available Allocations: Allocation 1, Allocation 2 or Allocation 3

 or

 Invest 100% in one of three available 50%-50% Combinations: Combination 1, Combination 2 or

 Combination 3

	50%-50% Combination	50% Allocation to:	50% Allocation to:

	1	Allocation 1*	SA Allocation Balanced
	2	Allocation 2*	SA Allocation Moderate
	3	Allocation 3*	SA Allocation Moderate Growth
*Please refer to Allocation listed at the end of this supplement.
Option 2

Invest 100% in one or a combination of the following balanced Variable Portfolios:

Franklin Income VIP Fund

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA JPMorgan Diversified Balanced

SA MFS Total Return

SA PGI Asset Allocation

SA VCP Dynamic Allocation

Option 3	Invest 100% in the SA DFA Ultra Short Bond

Investment Requirements Option 4

4. invest in accordance with the requirements outline in the table below

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 100% *(30% for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

Fixed Accounts*

6-Month DCA

1-Year DCA

1-Year Fixed (if available)

B. Equity*	Minimum 0% Maximum 80% **(70% for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity –Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA VCP Dynamic Allocation Portfolio

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 20% *** (10% for Marketlock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)

SA American Funds VCP Managed Allocation

SA Columbia Technology

SA Fidelity Institutional AM® Real Estate

SA Franklin Small Company Value

SA Invesco Growth Opportunities

SA JPMorgan Emerging Markets

SA JPMorgan Mid-Cap Growth

MARKETLOCK INCOME PLUS EXTENSION (contracts issued between May 1, 2008 and April 30, 2009)

Option 1	Up to 50% in one or more of the following: Invest 100% in one of three available 50%-50% Combinations: Combination 1, Combination 2 or Combination 3
	50%-50% Combination	50% Allocation to:	50% Allocation to:
	1	Allocation 1*	SA Allocation Balanced
	2	Allocation 2*	SA Allocation Moderate
	3	Allocation 3*	SA Allocation Moderate Growth
*Please refer to Allocation listed at the end of this supplement.
Option 2

 Invest 100% in one or a combination of the following balanced Variable Portfolios:

 Franklin Income VIP Fund

 SA Allocation Balanced

 SA Allocation Moderate

 SA Allocation Moderate Growth

 SA American Funds Asset Allocation

 SA JPMorgan Diversified Balanced

 SA MFS Total Return

 SA PGI Asset Allocation

 SA VCP Dynamic Allocation

Option 3	Invest 100% in the SA DFA Ultra Short Bond

The following replaces the investment requirement option 2 if you elected extension of Income Base Evaluation Period and, if applicable, Income Credit Period when it was offered:

Option 2	25% in SA VCP Dynamic Allocation 25% in SA VCP Dynamic Strategy 50% in one of the following:
	Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
	Invesco V.I. Comstock Fund	2.5%	2.5%	3.0%
	Invesco V.I. Growth and Income Fund	3.0%	3.5%	4.0%
	SA AB Growth	1.5%	2.0%	2.0%
	SA AB Small & Mid Cap Value	0.5%	0.5%	0.5%
	SA American Funds Global Growth	1.0%	1.5%	2.0%
	SA American Funds Growth-Income	0.0%	0.0%	0.5%
	SA DFA Ultra Short Bond	1.0%	0.5%	0.0%
	SA Dogs of Wall Street	1.5%	1.5%	1.5%
	SA Federated Corporate Bond	5.0%	4.0%	3.5%
	SA Franklin Foreign Value	1.5%	1.5%	1.5%
	SA Franklin Small Company Value	0.0%	1.0%	1.0%
	SA Goldman Sachs Global Bond	2.0%	2.0%	1.0%
	SA Janus Focused Growth	0.0%	0.5%	0.5%
	SA JPMorgan Emerging Markets	0.0%	0.5%	1.0%
	SA JPMorgan Equity-Income	3.0%	3.5%	4.0%
	SA JPMorgan MFS Core Bond	8.5%	6.5%	5.0%
	SA Legg Mason BW Large Cap Value	2.0%	2.0%	2.0%
	SA MFS Blue Chip Growth	1.0%	1.5%	2.0%
	SA MFS Massachusetts Investors Trust	3.0%	3.0%	3.5%
	SA Morgan Stanley International Equities	1.5%	1.5%	2.0%
	SA Oppenheimer Main Street Large Cap	1.5%	2.0%	2.0%
	SA PineBridge High-Yield Bond	2.0%	1.5%	1.0%
	SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
	SA Wellington Capital Appreciation	1.5%	1.5%	2.0%
	SA Wellington Government and Quality Bond	4.0%	4.0%	3.5%
	SA Wellington Real Return	2.5%	1.5%	1.0%
	Total	50.0%	50.0%	50.0%

MARKETLOCK INCOME PLUS EXTENSION (contract purchased between May 4, 2009 and January 18, 2010),

MARKETLOCK LIFE PLUS EXTENSION (contract purchased between May 4, 2009 and January 18, 2010) and

MARKETLOCK FOR LIFE EXTENSION (contract purchased between May 4, 2009 – January 20, 2012)

The following replaces the investment requirements option 4 if you elected the extension of the Income Base Evaluation Period when it was offered.

Option 4	At least 50% in one or more of the following:

                SunAmerica Dynamic Allocation

                SunAmerica Dynamic Strategy

                SA DFA Ultra Short Bond

Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	SA Federated Global Bond SA Wellington Government and Quality Bond SA Wellington Real Return SA JPMorgan MFS Core Total Return Bond Fixed Accounts 1-Year Fixed (if available)
B. Equity Maximum	Minimum 0% Maximum 35%

Columbia VP-Income Opportunities Fund

Columbia VP-Large Cap Growth Fund

Franklin Income VIP Fund

Franklin Founding Funds Allocation VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 5%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

MARKETLOCK FOR LIFE PLUS +6% OPTION EXTENSION

(contract purchased between March 12, 2007 and May 1, 2009

The following replace the investment requirements if you elected the extension of the Income Base Evaluation Period for the MarketLock For Life Plus +6% Option living benefit when it was offered

Option 1

At least 50% in one or more of the following:

                SA DFA Ultra Short Bond

                SA VCP Dynamic Allocation

                SA VCP Dynamic Strategy

Up to 50% in one or more of the following Variable Portfolios:

                Franklin Income VIP Fund

                SA Allocation Balanced

                SA American Funds Asset Allocation

                SA Allocation Moderate

                SA Allocation Moderate Growth

                SA JPMorgan Diversified Balanced

                SA MFS Total Return

                SA PGI Asset Allocation

                SAM Balanced[1]

[1] Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

Option 2	25% in SA VCP Dynamic Allocation 25% in SAVCP Dynamic Strategy 50% in one of the following Allocations:
	Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
	Invesco V.I. Comstock Fund	2.5%	2.5%	3.0%
	Invesco V.I. Growth and Income Fund	3.0%	3.5%	4.0%
	SA AB Growth	1.5%	2.0%	2.0%
	SA AB Small & Mid Cap Value	0.5%	0.5%	0.5%
	SA American Funds Global Growth	1.0%	1.5%	2.0%
	SA American Funds Growth-Income	0.0%	0.0%	0.5%
	SA DFA Ultra Short Bond	1.0%	0.5%	0.0%
	SA Dogs of Wall Street	1.5%	1.5%	1.5%
	SA Federated Corporate Bond	5.0%	4.0%	3.5%
	SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
	SA Franklin Small Company Value	0.0%	1.0%	1.0%
	SA Goldman Sachs Global Bond	2.0%	2.0%	1.0%
	SA Janus Focused Growth	0.0%	0.5%	0.5%
	SA JPMorgan Emerging Markets	0.0%	0.5%	1.0%
	SA JPMorgan Equity-Income	3.0%	3.5%	4.0%
	SA JPMorgan MFS Code Bond	8.5%	6.5%	5.0%
	SA Legg Mason BW Large Cap Value	2.0%	2.0%	2.0%
	SA MFS Blue Chip Growth	1.0%	1.5%	2.0%
	SA MFS Massachusetts Investors Trust	3.0%	3.0%	3.5%
	SA Morgan Stanley International Equities	1.5%	1.5%	2.0%
	SA Oppenheimer Main Street Large Cap	1.5%	2.0%	2.0%
	SA PineBridge High-Yield Bond	2.0%	1.5%	1.0%
	SA Templeton Foreign Value	1.5%	1.5%	1.5%
	SA Wellington Capital Appreciation	1.5%	1.5%	2.0%
	SA Wellington Government and Quality Bond	4.0%	4.0%	3.5%
	SA Wellington Real Return	2.5%	1.5%	1.0%
	Total	50.0%	50.0%	50.0%

Option 3	25% in SA VCP Dynamic Allocation 25% in SA VCP Dynamic Strategy 50% in one of the Combinations below:
	Combination	25%	25%
	1	Allocation 1†	SA Allocation Balanced
	2	Allocation 2†	SA Allocation Moderate
	3	Allocation 3†	SA Allocation Moderate Growth
†Please refer to Allocations listed in Option 2
Option 4	At least 50% in one or more of the following: SA VCP Dynamic Allocation SA VCP Dynamic Strategy SA DFA Ultra Short Bond Up to 50% in accordance with the requirements outline in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 10% Maximum 50%	SA Federated Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return Fixed Accounts 1-Year Fixed (if available)
B. Equity Maximum	Minimum 0% Maximum 40%

Columbia VP-Income Opportunities Fund

Equity Income Account[1]

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

SAM Balanced[1]

SAM Conservative Balanced[1]

SAM Conservative Growth[1]

SAM Flexible Income[1]

SAM Strategic Growth[1]
C. Limited Equity	Minimum 0% Maximum 10%

Columbia VP-Large Cap Growth Fund

SA Columbia Technology

SA Franklin Small Company Value

SA Invesco Growth Opportunities

SA JPMorgan Emerging Markets

SA Multi-Managed Mid-Cap Growth

SA Wellington Real Estate

    ALLOCATIONS:

Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
Invesco V.I. Comstock Fund, Series II Share	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund, Series II Share	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA American Funds Global Growth	2.0%	3.0%	4.0%
SA American Funds Growth-Income	0.0%	0.0%	1.0%
SA DFA Ultra Short Bond	2.0%	1.0%	0.0%
SA Dogs of Wall Street	3.0%	3.0%	3.0%
SA Federated Corporate Bond	10.0%	8.0%	7.0%
SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
SA Goldman Sachs Global Bond	4.0%	4.0%	2.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan MFS Core Bond	17.0%	13.0%	10.0%
SA Legg Mason BW Large Cap Value	4.0%	4.0%	4.0%
SA MFS Blue Chip Growth	2.0%	3.0%	4.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
SA Morgan Stanley International Equities	3.0%	3.0%	4.0%
SA Oppenheimer Main Street Large Cap	3.0%	4.0%	4.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Templeton Foreign Value	3.0%	3.0%	3.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
SA Wellington Government and Quality Bond	8.0%	8.0%	7.0%
SA Wellington Real Return	5.0%	3.0%	2.0%
Total	100%	100%	100%

Dated: April 18, 2019

Please keep this supplement with your prospectus.